Document and Entity Information	Mar. 29, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2018
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	May 31, 2017
Angel Oak High Yield Opportunities Fund | Class A
Prospectus:
Trading Symbol	ANHAX
Angel Oak High Yield Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	ANHIX
Angel Oak High Yield Opportunities Fund | Class C
Prospectus:
Trading Symbol	ANHCX
Angel Oak High Yield Opportunities Fund | Class T
Prospectus:
Trading Symbol	ANHTX